Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Lease Obligations [Abstract]
Schedule of lease obligations
	December 31, 2022	December 31, 2021

Opening balance	$1,020,482	$341,592
Additions in the year	174,352	833,766
Interest expense	35,678	21,279
Translation adjustment	(13,126)	6,527
Lease payments	(278,381)	(182,682)
	939,005	1,020,482
Due within one year	(303,788)	(232,969)
Ending balance	$635,217	$787,513

Schedule of future minimum lease payments
	December 31, 2022	December 31, 2021
Year 1	$303,788	$232,969
Year 2	227,757	255,000
Year 3	179,872	270,000
Year 4	196,570	262,513
Year 5 and thereafter	96,000	196,571
Total lease obligation	$1,003,987	$1,217,053
Less finance expenses	(64,982)	(196,571)
Lease Obligations	$939,005	$1,020,482